FINANCIAL INSTRUMENTS - Fair Value Measurement of Assets And Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 185.9	$ 149.1
Financial liabilities	1,440.3	2,189.9
Financial assets	185.9	149.1
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	173.9	125.7
Financial liabilities	1.8	6.5
Financial assets	173.9	125.7
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	167.2	107.6
Financial liabilities	0.0	0.0
Financial assets	167.2	107.6
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	6.7	18.1
Financial liabilities	1.8	6.5
Financial assets	6.7	18.1
Cash And Cash Equivalents1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	158.8	98.5
Financial assets	158.8	98.5
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	158.8	98.5
Financial assets	158.8	98.5
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets		98.5
Financial assets		98.5
Cash And Cash Equivalents1 [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Financial assets	0.0	0.0
Receivables From Provisional Copper Sales [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets		14.0
Financial assets		14.0
Receivables From Provisional Copper Sales [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	14.0
Financial assets	0.0	14.0
Receivables From Provisional Copper Sales [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Financial assets	0.0	0.0
Receivables From Provisional Copper Sales [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	14.0
Financial assets	0.0	14.0
Investment Securities [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8.4	9.1
Financial assets	8.4	9.1
Investment Securities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8.4	9.1
Financial assets	8.4	9.1
Investment Securities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	8.4	9.1
Financial assets	8.4	9.1
Investment Securities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Financial assets	0.0	0.0
Warrants [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.8	0.5
Financial assets	2.8	0.5
Warrants [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.8	0.5
Financial assets	2.8	0.5
Warrants [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Financial assets	0.0	0.0
Warrants [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2.8	0.5
Financial assets	2.8	0.5
Derivatives [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3.9	3.6
Financial assets	3.9	3.6
Derivatives [member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0.0	0.0
Financial assets	0.0	0.0
Derivatives [member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	3.9	3.6
Financial assets	3.9	3.6
Derivative Related Liabilities [Member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1.8	6.5
Derivative Related Liabilities [Member] | Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	0.0	0.0
Derivative Related Liabilities [Member] | Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	$ 1.8	$ 6.5